STATEMENT OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations	$ (5,367,590)				$ (6,097,350)			$ (30,809,825)	$ (20,768,410)	$ (28,686,762)	$ (65,693,323)	$ (50,229,706)
Other income:
Change in fair value of derivative warrant liabilities								1,470,153	(1,592,955)	(883,573)	178,668	817,618
Other income, net	(561,593)				(1,526,906)			508,854	(6,321,833)	(5,749,814)	291,323	(96,114)
Loss before income taxes	(5,929,183)				(7,624,256)			(30,300,971)	(27,090,243)	(34,436,576)	(65,402,000)	(50,325,820)
Provision for income taxes	0				0			0	0	0	0	0
Net Loss	$ (5,929,183)				$ (7,624,256)			$ (30,300,971)	$ (27,090,243)	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Diluted	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Basic	10,011,105				9,842,537			9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Net loss per common share - basic	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Diluted net loss per common share	$ (0.52)				$ (0.90)			$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Class A Common Stock
Other income:
Diluted	25,875,000					25,875,000		25,875,000
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14					$ 0.14
Class B Common Stock
Other income:
Diluted	6,468,750					6,468,750		6,468,750
Diluted net loss per common share	$ 0.19	$ (0.19)	$ 0.14			$ (0.05)		$ 0.14
Seven Oaks Acquisition Corp
General and administrative expenses	$ 891,974			$ 84,565				$ 2,924,988
General and administrative expenses - related party	60,000			20,000				180,000
Franchise tax expenses	77,868			54,695				149,589
Loss from operations	(1,029,842)			(159,260)				(3,254,577)
Other income:
Change in fair value of derivative warrant liabilities	7,058,027	$ (5,001,745)	$ 5,557,500	(3,890,255)				7,613,782
Income from investments held in Trust Account	3,331							54,873
Net loss from investments held in Trust Account				142
Financing costs - derivative warrant liabilities				(168,086)
Provision for income taxes				0
Net Loss	$ 6,031,516	$ (6,262,431)	$ 4,644,993	$ (4,217,743)			$ (4,217,743)	$ 4,414,078
Seven Oaks Acquisition Corp | Class A Common Stock
Other income:
Diluted			25,875,000	3,234,375			3,234,375
Basic	25,875,000	25,875,000	25,875,000	3,234,375		25,875,000	3,234,375	25,875,000
Net loss per common share - basic	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)
Seven Oaks Acquisition Corp | Class B Common Stock
Other income:
Diluted				5,730,469			5,730,469
Basic	6,468,750	6,468,750	6,468,750			6,468,750	5,730,469	6,468,750
Net loss per common share - basic	$ 0.19	$ (0.19)	$ 0.14	$ (0.47)		$ (0.05)	$ (0.47)	$ 0.14
Diluted net loss per common share				$ (0.47)			$ (0.47)